Summary of Significant Accounting Policies (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Employee Stock Ownership Plan E S O P Dividends	50.00%
Employee Stock Ownership Plan E S O P Strike Price Dividends	50.00%
Exploration And Evaluation Costs [Abstract]
Net income ($ millions)	$ 34	$ 10	$ 27
Earnings per share - basic (cents)	$ 0.09	$ 0.03	$ 0.07
Earnings per share - diluted (cents)	$ 0.08	$ 0.02	$ 0.07
Retained income - January 1 ($ millions)	123	113	86
Retained income - December 31 ($ millions)	$ 157	$ 123	$ 113
Vehicles [Member]
Depreciation And Amortization [Abstract]
Property, Plant and Equipment, Estimated Useful Lives (Years)	five years
Computer Equipment [Member]
Depreciation And Amortization [Abstract]
Property, Plant and Equipment, Estimated Useful Lives (Years)	three years
Software and Software Development Costs [Member]
Depreciation And Amortization [Abstract]
Property, Plant and Equipment, Estimated Useful Lives (Years)	three years
Maximum [Member]
Schedule Of Equity Method Investments [Line Items]
Equity Method Investment Ownership Percentage	50.00%
Minimum [Member]
Schedule Of Equity Method Investments [Line Items]
Equity Method Investment Ownership Percentage	20.00%